Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Summary of Accompanying Unaudited Interim Condensed Consolidated Balance Sheets of Inventories
The amounts shown in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	December 31, 2024	June 30, 2025
Bunkers	554,165	846,740
Lubricants	329,983	295,493

Total	884,148	1,142,233